Equity (Details) - USD ($)							12 Months Ended
	Nov. 27, 2024	Feb. 11, 2020	Jan. 10, 2020	Nov. 18, 2019	Nov. 30, 2018	Jan. 01, 2018	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Ordinary shares issued for redemption of convertible bonds		2,735,892	1,939,480	2,888,961
Shares outstanding							50,023,428	47,973,428
Percentage of after-tax net income							25.00%	25.00%
Statutory reserves (in Dollars)							$ 12,087,066	$ 10,435,949
PRC GAAP [Member]
Equity [Line Items]
Percentage of after-tax net income							10.00%
Percentage of registered capital							50.00%
Korea Securities Dealers Automated Quotations (“KOSDAQ”) [Member]
Equity [Line Items]
Ordinary shares issued					10,409,095	30,000,000
Ordinary share [Member]
Equity [Line Items]
Ordinary shares issued	1
IPO [Member]
Equity [Line Items]
Ordinary shares issued	2,050,000
Public offering price (in Dollars per share)	$ 4